INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	24.20%	31.50%
Income tax expense	$ 3,325	$ 4,593
VIRGIN ISLANDS, BRITISH
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	0.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	0.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	43.70%